USCF ETF TRUST

USCF SUSTAINABLE COMMODITY STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT MARCH 31, 2025 (unaudited)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/Unrealized Appreciation/ (Depreciation) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts – Long
Foreign Contracts(a)
Euronext Rapeseed EURO Futures IJ, May 2025 contracts	2	$53,421	Apr-25	$202	0.0	%(b)
ICE Canola Futures RS, May 2025 contracts	4	36,770	May-25	(2,482)	(0.1)%
ICE ECX EMISSION Futures MO, December 2025 contracts	2	145,812	Dec-25	1,449	0.1%
	8	236,003		(831)	(0.0	)%(c)
United States Contracts(a)
ICE Sugar #11 Futures SB, May 2025 contracts	2	40,309	Apr-25	1,938	0.1%
ICE Cotton Futures CT, May 2025 contracts	1	33,610	May-25	(195)	(0.0	)%(c)
CBOT Corn Futures C, May 2025 contracts	9	226,962	May-25	(21,200)	(0.9)%
ICE Cocoa Futures CC, May 2025 contracts	1	101,270	May-25	(22,250)	(1.0)%
CBOT Rough Rice Futures RR, May 2025 contracts	4	110,900	May-25	(2,340)	(0.1)%
CBOT Soybean Futures S, May 2025 contracts	3	160,675	May-25	(8,463)	(0.4)%
CBOT Wheat Future W, May 2025 contracts	3	89,000	May-25	(8,450)	(0.4)%
ICE Coffee Futures KC, May 2025 contracts	1	148,913	May-25	(6,506)	(0.3)%
NYMEX Chicago Ethanol S Futures CU, June 2025 contracts	1	68,775	Jun-25	5,670	0.2%
ICE PJM TQRECC I ZQ, July 2025 contracts	13	50,507	Jul-25	(8,621)	(0.4)%
ICE Biodiesel D4 RIN Futures RI, December 2025 contracts	1	37,250	Dec-25	8,000	0.4%
ICE CA Low Carbon Fuel Futures ZR, December 2025 contracts	2	15,600	Dec-25	(3,250)	(0.1)%
	41	1,083,771		(65,667)	(2.9)%
Total Open Commodity Futures Contracts(d)	49	$1,319,774		$(66,498)	(2.9)%

USCF ETF TRUST

USCF SUSTAINABLE COMMODITY STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT MARCH 31, 2025 (unaudited) (continued)

	Shares	Value	% of Total Net Assets
Common Stocks
Aerospace & Defense
Hexcel Corp.	100	$5,476	0.2%
Electric
Ameresco, Inc. – Class A(e)	100	1,208	0.1%
Auren Energia SA(e)	6,817	8,855	0.4%
Boralex, Inc. – Class A	800	16,075	0.7%
Brookfield Renewable Corp.	300	8,376	0.4%
China Yangtze Power Co Ltd. – Class A	500	1,914	0.1%
EDP Renovaveis SA	1,132	9,422	0.4%
Light S/A(e)	9,300	7,664	0.3%
Meridian Energy Ltd.	3,340	10,604	0.5%
NextEra Energy, Inc.	200	14,178	0.6%
Ormat Technologies, Inc.	100	7,077	0.3%
Orsted AS, 144A(e)(f)	232	10,121	0.5%
ReNew Energy Global PLC – Class A(e)	2,600	15,314	0.7%
		110,808	5.0%
Energy - Alternate Sources
Array Technologies, Inc.(e)	3,500	17,045	0.8%
Cadeler A/S(e)	1,326	6,475	0.3%
Canadian Solar, Inc.(e)	2,500	21,625	1.0%
Corp. ACCIONA Energias Renovables SA	780	14,314	0.6%
Enphase Energy, Inc.(e)	100	6,205	0.3%
ERG SpA	168	3,188	0.1%
First Solar, Inc.(e)	200	25,286	1.1%
Flat Glass Group Co. Ltd. – Class H	8,000	10,939	0.5%
Grenergy Renovables SA(e)	1,150	50,877	2.3%
JA Solar Technology Co. Ltd. – Class A	10,100	16,037	0.7%
LONGi Green Energy Technology Co. Ltd. – Class A	14,000	30,558	1.4%
Maxeon Solar Technologies Ltd.(e)	1,831	5,401	0.2%
Ming Yang Smart Energy Group Ltd. – Class A	2,900	4,350	0.2%
Motech Industries, Inc.	16,000	9,733	0.4%
Nordex SE(e)	1,599	24,668	1.1%
OY Nofar Energy Ltd.(e)	536	12,264	0.5%
Risen Energy Co. Ltd. – Class A	3,100	4,539	0.2%
Scatec ASA, 144A(e)(f)	953	7,163	0.3%
Serena Energia SA(e)	2,300	3,088	0.1%
Solaria Energia y Medio Ambiente SA(e)	1,641	12,210	0.5%
Sungrow Power Supply Co. Ltd. – Class A	2,280	21,819	1.0%
Sunrun, Inc.(e)	1,300	7,618	0.3%

USCF ETF TRUST

USCF SUSTAINABLE COMMODITY STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT MARCH 31, 2025 (unaudited) (continued)

	Shares	Value	% of Total Net Assets
Common Stocks (continued)
Energy - Alternate Sources (continued)
TCL Zhonghuan Renewable Energy Technology Co. Ltd. – Class A	22,500	$27,573	1.2%
Titan Wind Energy Suzhou Co. Ltd. – Class A	10,700	10,743	0.5%
TPI Composites, Inc.(e)	4,300	3,466	0.2%
United Renewable Energy Co. Ltd./Taiwan(e)	57,000	15,717	0.7%
		372,901	16.5%
Machinery - Construction & Mining
GoodWe Technologies Co. Ltd. – Class A	1,079	6,690	0.3%
Total Common Stocks
(Cost $731,735)		$495,875	22.0%
Exchange-Traded Funds
USCF Sustainable Battery Metals Strategy Fund(g)
(Cost $1,166,292)	57,200	$840,554	37.3%

Total Investments
(Cost $1,898,027)		$1,336,429	59.3%
Other Assets in Excess of Liabilities		918,139	40.7%
Total Net Assets		$2,254,568	100.0%

(a)	All, or part of investment is held in the Fund’s wholly owned subsidiary.
(b)	Position represents less than 0.05%.
(c)	Position represents greater than (0.05)%.
(d)	Collateral amounted to $173,862 on open Commodity Futures Contracts.
(e)	Non-income producing security.
(f)	Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased) subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid. Total fair value of Rule 144A securities amounts to $17,285, which represents 0.8% of net assets as of March 31, 2025.
(g)	Affiliated issuer.

USCF ETF TRUST

USCF SUSTAINABLE COMMODITY STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT MARCH 31, 2025 (unaudited) (continued)

A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2025 is as follows:

Market Value at 6/30/2024	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss) on Affiliated investments	Net Change in Unrealized Appreciation (Depreciation) on Affiliated investments	Affiliated investment Interest Income	Distributions from Capital Gain	Number of Shares at 3/31/25	Market Value at 3/31/25
Exchange-Traded Fund — 37%
USCF Sustainable Battery Metals Strategy Fund
$723,195	$113,652	$—	$—	$3,707	$21,936	$—	57,200	$840,554

Summary of Portfolio Holdings by Country^
United States	69.9%
China	10.1
Spain	6.5
Canada	3.5
Taiwan	1.9
Germany	1.8
Brazil	1.5
Denmark	1.2
India	1.2
Israel	0.9
New Zealand	0.8
South Africa	0.5
Italy	0.2
100.0%

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Investment Company	37.3%
Energy	16.6%
Utilities	4.9%
Industrial	0.5%
Commodity Derivatives	(2.9)%

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Consolidated Schedule of Investments.